OPTIONS AND WARRANTS (Details Narrative) - NATURALSHRIMP INCORPORATED [Member]	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 22, 2021 $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Dec. 15, 2021 shares	Sep. 30, 2021 shares	Apr. 14, 2021 $ / shares shares
Warrants issued | shares	3,739,000					10,000,000
Exercise price of warrant	$ 0.75					$ 0.75
Warrant exercise price, decrease	$ 0.35
Warrants outstanding | shares		18,573,116	18,506,429		10,000,000
Fair value of warrants | $		$ 2,047,000	$ 3,986,000
Decrease in fair value of warrant | $		$ 1,876,000	$ 2,061,000
Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input		0.0405	0.0228
Measurement Input, Risk Free Interest Rate [Member] | Black-Schole Model [Member]
Derivative Liability, Measurement Input			0.0242
Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input		1.0446	1.0947
Measurement Input, Price Volatility [Member] | Black-Schole Model [Member]
Derivative Liability, Measurement Input			2.059
Measurement Input, Expected Dividend Rate [Member] | Black-Schole Model [Member]
Derivative Liability, Measurement Input		0	0
Series E Preferred Stock [Member]
Warrants issued | shares	270,000			3,000,000
Options issued | shares	1,500,000
Common Stock [Member] | Measurement Input, Share Price [Member]
Derivative Liability, Measurement Input		0.15	0.225
Common Stock [Member] | Measurement Input, Share Price [Member] | Black-Schole Model [Member]
Derivative Liability, Measurement Input		0.15	0.225
Common Stock [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input		0.0657	0.19